Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Apr. 30, 2013
(PIMCO EqS Pathfinder Portfolio - Institutional) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.83%
Since Inception	5.16%
Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Portfolio - Institutional) | Institutional Class
Average Annual Return:
1 Year	9.98%
Since Inception	3.03%
Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Portfolio - Advisor) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.83%
Since Inception	5.16%
Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Portfolio - Advisor) | Advisor Class
Average Annual Return:
1 Year	9.77%
Since Inception	2.82%
Inception Date	Apr. 14, 2010